SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

(17) SUBSEQUENT EVENTS

1)   In February 2014, the Group acquired an additional 12.2% interest of Jiuyou, increasing the Group's shareholding in Jiuyou from 21.8% to 34%, for approximately RMB21 million.

2)   In March 2014, the Group acquired an additional 13.9% interest in 2012 Affiliate Company, increasing the Group's shareholding in 2012 Affiliate Company from 30% to 43.9%, for approximately RMB18 million.